SEGMENT REPORTING (Details) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Segment Reporting Information [Line Items]
Revenues from external customers	$ 521,331,846	$ 349,055,002	$ 321,703,932
Cost of Revenue	345,708,934	225,386,314	195,357,182
Gross Profit	175,622,912	123,668,688	126,346,750
Industry Automation [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	224,365,987	211,713,204	190,251,683
Cost of Revenue	143,645,421	131,443,757	120,646,668
Gross Profit	80,720,566	80,269,447	69,605,015
Railroad Transportation Equipment [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	178,133,849	82,343,769	100,946,417
Cost of Revenue	104,055,425	46,826,268	51,682,038
Gross Profit	74,078,424	35,517,501	49,264,379
M&E [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	108,846,044	36,131,813	1,967,767
Cost of Revenue	93,458,694	30,362,317	1,476,104
Gross Profit	15,387,350	5,769,496	491,663
Miscellaneous [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	9,985,966	18,866,216	28,538,065
Cost of Revenue	4,549,394	16,753,972	21,552,372
Gross Profit	$ 5,436,572	$ 2,112,244	$ 6,985,693